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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment [ ] Amendment Number: __________
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc., General Partner of RBS
       Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Adrian J. Maizey                    Greenwich, CT          November 16, 2009
-----------------------------   ----------------------------   -----------------
         (Signature)                    (City, State)                (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
Form 13F Information Table Entry Total:              11
Form 13F Information Table Value Total:       9,312,317
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ---------------------
1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

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                       FORM 13F Information Table - Public

Page 1 of 1

         Column 1:          Column 2:  Column 3:   Column 4:       Column 5:       Column 6  Column 7:          Column 8:
--------------------------- --------- ----------- ----------- ------------------- ---------- --------- ----------------------
                                                                                                          Voting Authority
                                                  Fair Market  Shares or                               ----------------------
                             Title of    CUSIP       Value     Principal SH/ Put/ Investment   Other       (a)      (b)   (c)
       Name of Issuer         Class      Number    (x $1,000)   Amount   PRN Call Discretion  Managers    Sole    Shared None
--------------------------- --------- ----------- ----------- ---------- --- ---- ---------- --------- ---------- ------ ----
Acxiom Corp.                COM       005125-10-9      27,593  2,916,856 SH       SOLE                  2,916,856
AutoNation, Inc.            COM       05329W-10-2     108,403  5,995,748 SH       DEFINED            1  5,995,748
AutoNation, Inc.            COM       05329W-10-2   1,332,968 73,726,086 SH       SOLE                 73,726,086
AutoZone Inc.               COM       053332-10-2     555,727  3,800,623 SH       DEFINED            1  3,800,623
AutoZone Inc.               COM       053332-10-2   2,392,742 16,363,983 SH       SOLE                 16,363,983
Citigroup Inc.              COM       172967-10-1      90,750 18,750,000 SH       SOLE                 18,750,000
Capital One Financial Corp. COM       14040H-10-5     350,154  9,800,000 SH       SOLE                  9,800,000
Genworth Financial, Inc.    COM CL A  37247D-10-6     104,869  8,775,684 SH       SOLE                  8,775,684
Sears Holdings Corp.        COM       812350-10-6      23,184    354,985 SH       DEFINED            1    354,985
Sears Holdings Corp         COM       812350-10-6   4,288,867 65,669,381 SH       SOLE                 65,669,381
SLM Corporation             COM       78442P-10-6      37,060  4,250,000 SH       SOLE                  4,250,000